Quarterly Holdings Report
for
Fidelity® Strategic Dividend & Income® Fund
August 31, 2022
SDI-NPRT3-1022
1.806764.118
Corporate Bonds - 10.1%
		Principal Amount (a)	Value ($)
Convertible Bonds - 9.4%
COMMUNICATION SERVICES - 1.2%
Diversified Telecommunication Services - 0.0%
Bandwidth, Inc. 0.25% 3/1/26		73,000	49,348
Radius Global Infrastructure, Inc. 2.5% 9/15/26 (b)		91,000	83,178
			132,526
Entertainment - 0.2%
Liberty Media Corp. 0.5% 12/1/50 (b)		461,000	534,009
Live Nation Entertainment, Inc.:
2% 2/15/25		101,000	110,545
2.5% 3/15/23		1,239,000	1,702,213
Spotify U.S.A., Inc. 0% 3/15/26		1,000,000	815,000
World Wrestling Entertainment, Inc. 3.375% 12/15/23		668,000	1,841,342
Zynga, Inc.:
0% 12/15/26		1,969,000	1,968,957
0.25% 6/1/24		2,095,000	2,349,599
			9,321,665
Interactive Media & Services - 0.4%
Eventbrite, Inc. 5% 12/1/25		992,000	955,420
fuboTV, Inc. 3.25% 2/15/26		774,000	350,622
IAC FinanceCo 2, Inc. 0.875% 6/15/26 (b)		1,332,000	1,288,710
IAC FinanceCo 3, Inc. 2% 1/15/30 (b)		1,345,000	1,335,334
IAC FinanceCo, Inc. 0.875% 10/1/22 (b)		951,000	1,214,903
Liberty TripAdvisor Holdings, Inc. 0.5% 6/30/51 (b)		1,875,000	1,379,063
Snap, Inc.:
0% 5/1/27		4,040,000	2,918,900
0.125% 3/1/28(b)		3,850,000	2,666,004
0.25% 5/1/25		718,000	676,715
0.75% 8/1/26		1,690,000	1,537,900
TripAdvisor, Inc. 0.25% 4/1/26		812,000	674,772
Twitter, Inc.:
0% 3/15/26		2,169,000	1,941,255
0.25% 6/15/24		4,987,000	4,977,026
Ziff Davis, Inc. 1.75% 11/1/26 (b)		122,000	120,231
			22,036,855
Media - 0.6%
Cable One, Inc. 0% 3/15/26		102,000	83,436
DISH Network Corp.:
0% 12/15/25		5,491,000	3,929,909
2.375% 3/15/24		4,868,000	4,393,370
3.375% 8/15/26		8,377,000	6,027,765
Gannett Co., Inc. 4.75% 4/15/24		1,250,000	971,303
Grizzly Merger Sub 1 LLC 1.75% 9/30/46 (b)		2,159,000	2,500,392
Liberty Broadband Corp.:
1.25% 9/30/50(b)		2,910,000	2,757,225
2.75% 9/30/50(b)		1,120,000	1,084,680
Liberty Interactive LLC 1.75% 9/30/46 (b)		673,000	820,724
Liberty Media Corp.:
1% 1/30/23		554,000	956,481
1.375% 10/15/23		1,283,000	1,648,014
2.25% 8/15/27(b)		3,605,000	3,588,778
Magnite, Inc. 0.25% 3/15/26		2,907,000	2,173,130
TechTarget, Inc.:
0% 12/15/26(b)		120,000	96,957
0.125% 12/15/25		355,000	394,050
			31,426,214
TOTAL COMMUNICATION SERVICES			62,917,260

CONSUMER DISCRETIONARY - 1.2%
Auto Components - 0.1%
LCI Industries 1.125% 5/15/26		1,850,000	1,689,975
Patrick Industries, Inc.:
1% 2/1/23		1,742,000	1,720,458
1.75% 12/1/28(b)		2,940,000	2,377,725
			5,788,158
Automobiles - 0.2%
Arrival SA 3.5% 12/1/26 (b)		2,369,000	793,105
Fisker, Inc. 2.5% 9/15/26 (b)		100,000	58,260
Ford Motor Co. 0% 3/15/26		7,459,000	8,115,392
Lucid Group, Inc. 1.25% 12/15/26 (b)		120,000	75,902
Winnebago Industries, Inc. 1.5% 4/1/25		1,544,000	1,719,630
			10,762,289
Diversified Consumer Services - 0.1%
2U, Inc. 2.25% 5/1/25		2,627,000	1,891,440
Chegg, Inc.:
0% 9/1/26		1,563,000	1,238,640
0.125% 3/15/25		1,328,000	1,164,656
			4,294,736
Hotels, Restaurants & Leisure - 0.4%
Airbnb, Inc. 0% 3/15/26		2,689,000	2,305,818
Booking Holdings, Inc. 0.75% 5/1/25		831,000	1,077,719
Carnival Corp. 5.75% 4/1/23		56,000	65,520
Cracker Barrel Old Country Store, Inc. 0.625% 6/15/26		3,874,000	3,458,235
DraftKings, Inc. 0% 3/15/28		3,627,000	2,432,113
Expedia, Inc. 0% 2/15/26		90,000	80,921
Marriott Vacations Worldwide Corp.:
0% 1/15/26		100,000	101,700
1.5% 9/15/22		75,000	74,813
NCL Corp. Ltd.:
1.125% 2/15/27(b)		2,100,000	1,435,334
2.5% 2/15/27(b)		2,240,000	1,626,240
5.375% 8/1/25		1,000,000	1,063,500
Penn Entertainment, Inc. 2.75% 5/15/26		1,676,000	2,576,012
Royal Caribbean Cruises Ltd. 6% 8/15/25 (b)		2,770,000	3,077,470
Shake Shack, Inc. 0% 3/1/28		1,447,000	1,002,767
The Cheesecake Factory, Inc. 0.375% 6/15/26		854,000	694,409
Vail Resorts, Inc. 0% 1/1/26		100,000	90,563
			21,163,134
Internet & Direct Marketing Retail - 0.2%
Etsy, Inc.:
0.125% 10/1/26		2,915,000	4,096,899
0.125% 9/1/27		1,931,000	1,825,761
0.25% 6/15/28		90,000	74,655
Lyft, Inc. 1.5% 5/15/25		74,000	64,824
The RealReal, Inc.:
1% 3/1/28		4,042,000	1,976,617
3% 6/15/25		2,012,000	1,229,658
Uber Technologies, Inc. 0% 12/15/25		74,000	63,424
Wayfair LLC:
0.625% 10/1/25		2,338,000	1,645,459
1.125% 11/1/24		329,000	288,862
Xometry, Inc. 1% 2/1/27 (b)		590,000	643,100
			11,909,259
Leisure Products - 0.1%
Callaway Golf Co. 2.75% 5/1/26		1,522,000	2,185,021
Peloton Interactive, Inc. 0% 2/15/26		6,391,000	4,508,755
			6,693,776
Specialty Retail - 0.1%
Burlington Stores, Inc. 2.25% 4/15/25		75,000	77,719
Dick's Sporting Goods, Inc. 3.25% 4/15/25		447,000	1,467,085
National Vision Holdings, Inc. 2.5% 5/15/25		998,000	1,252,018
			2,796,822
Textiles, Apparel & Luxury Goods - 0.0%
Marathon Digital Holdings, Inc. 1% 12/1/26 (b)		1,012,000	372,416

TOTAL CONSUMER DISCRETIONARY			63,780,590

CONSUMER STAPLES - 0.2%
Food & Staples Retailing - 0.0%
Chefs' Warehouse Holdings 1.875% 12/1/24		1,000,000	1,039,500

Food Products - 0.1%
Beyond Meat, Inc. 0% 3/15/27		8,857,000	3,073,379
Post Holdings, Inc. 2.5% 8/15/27 (b)		1,250,000	1,299,375
			4,372,754
Tobacco - 0.1%
Turning Point Brands, Inc. 2.5% 7/15/24		6,535,000	5,901,156

TOTAL CONSUMER STAPLES			11,313,410

ENERGY - 0.3%
Oil, Gas & Consumable Fuels - 0.3%
Antero Resources Corp. 4.25% 9/1/26		211,000	1,941,517
Arch Resources, Inc. 5.25% 11/15/25		249,000	996,125
CNX Resources Corp. 2.25% 5/1/26		1,322,000	2,019,355
EQT Corp. 1.75% 5/1/26		1,432,000	4,629,656
Peabody Energy Corp. 3.25% 3/1/28 (b)		1,529,000	2,247,630
Pioneer Natural Resources Co. 0.25% 5/15/25		2,424,000	5,947,284
			17,781,567
FINANCIALS - 0.1%
Capital Markets - 0.0%
Coinbase Global, Inc. 0.5% 6/1/26		3,308,000	2,231,246

Consumer Finance - 0.1%
LendingTree, Inc. 0.5% 7/15/25		1,000,000	761,800
SoFi Technologies, Inc. 0% 10/15/26 (b)		2,980,000	2,159,010
			2,920,810
Insurance - 0.0%
HCI Group, Inc. 4.75% 6/1/42 (b)		90,000	76,275

Mortgage Real Estate Investment Trusts - 0.0%
Arbor Realty Trust, Inc. 4.75% 11/1/22		510,000	512,040
Blackstone Mortgage Trust, Inc. 5.5% 3/15/27		100,000	92,375
HAT Holdings I LLC/HAT Holdings II LLC 0% 5/1/25 (b)		90,000	85,905
			690,320
TOTAL FINANCIALS			5,918,651

HEALTH CARE - 1.2%
Biotechnology - 0.3%
Cerevel Therapeutics Holdings 2.5% 8/15/27 (b)		650,000	616,200
Coherus BioSciences, Inc. 1.5% 4/15/26		80,000	67,600
Cytokinetics, Inc. 4% 11/15/26		100,000	514,430
Dynavax Technologies Corp. 2.5% 5/15/26		100,000	134,300
Exact Sciences Corp.:
0.375% 3/15/27		1,417,000	1,036,175
0.375% 3/1/28		1,777,000	1,213,691
1% 1/15/25		668,000	603,204
Global Blood Therapeutics, Inc. 1.875% 12/15/28 (b)		1,750,000	3,873,625
Halozyme Therapeutics, Inc. 1% 8/15/28 (b)		1,220,000	1,196,363
Insmed, Inc.:
0.75% 6/1/28		1,200,000	1,180,200
1.75% 1/15/25		750,000	759,735
Natera, Inc. 2.25% 5/1/27		578,000	859,053
Neurocrine Biosciences, Inc. 2.25% 5/15/24		975,000	1,346,819
Sarepta Therapeutics, Inc. 1.5% 11/15/24		1,860,000	3,099,225
			16,500,620
Health Care Equipment & Supplies - 0.5%
CONMED Corp. 2.25% 6/15/27 (b)		2,380,000	2,183,650
CryoPort, Inc. 0.75% 12/1/26 (b)		1,845,000	1,440,458
DexCom, Inc.:
0.25% 11/15/25		2,878,000	2,746,691
0.75% 12/1/23		1,655,000	3,343,928
Envista Holdings Corp. 2.375% 6/1/25		1,879,000	3,458,300
Glaukos Corp. 2.75% 6/15/27		1,304,000	1,594,140
Haemonetics Corp. 0% 3/1/26		100,000	83,346
Insulet Corp. 0.375% 9/1/26		2,302,000	2,931,597
Integra LifeSciences Holdings Corp. 0.5% 8/15/25		1,458,000	1,343,817
LivaNova U.S.A., Inc. 3% 12/15/25		1,360,000	1,583,720
Mesa Laboratories, Inc. 1.375% 8/15/25		566,000	499,031
Nevro Corp. 2.75% 4/1/25		343,000	321,734
Novocure Ltd. 0% 11/1/25		890,000	809,900
Omnicell, Inc. 0.25% 9/15/25		959,000	1,131,620
Tandem Diabetes Care, Inc. 1.5% 5/1/25 (b)		2,570,000	2,322,638
Varex Imaging Corp. 4% 6/1/25		100,000	120,118
			25,914,688
Health Care Providers & Services - 0.2%
1Life Healthcare, Inc. 3% 6/15/25		2,125,000	2,071,875
Accolade, Inc. 0.5% 4/1/26		3,666,000	2,671,598
Brookdale Senior Living, Inc. 2% 10/15/26 (b)		2,132,000	1,820,195
Guardant Health, Inc. 0% 11/15/27		3,404,000	2,503,311
Oak Street Health, Inc. 0% 3/15/26		2,700,000	2,104,650
			11,171,629
Health Care Technology - 0.1%
Allscripts Healthcare Solutions, Inc. 0.875% 1/1/27		857,000	1,191,230
Health Catalyst, Inc. 2.5% 4/15/25		724,000	637,120
Teladoc Health, Inc. 1.25% 6/1/27		504,000	383,695
			2,212,045
Life Sciences Tools & Services - 0.1%
Illumina, Inc. 0% 8/15/23		858,000	823,251
Inotiv, Inc. 3.25% 10/15/27 (b)		80,000	65,997
Nanostring Technologies, Inc. 2.625% 3/1/25		972,000	786,834
NeoGenomics, Inc. 1.25% 5/1/25		420,000	367,920
Repligen Corp. 0.375% 7/15/24		960,000	1,903,200
			3,947,202
Pharmaceuticals - 0.0%
Innoviva, Inc. 2.125% 3/15/28 (b)		80,000	65,760

TOTAL HEALTH CARE			59,811,944

INDUSTRIALS - 1.1%
Aerospace & Defense - 0.1%
Parsons Corp. 0.25% 8/15/25		4,486,000	4,775,347
Virgin Galactic Holdings, Inc. 2.5% 2/1/27 (b)		100,000	64,700
			4,840,047
Air Freight & Logistics - 0.1%
Air Transport Services Group, Inc. 1.125% 10/15/24		776,500	860,750
Atlas Air Worldwide Holdings, Inc. 1.875% 6/1/24		1,025,000	1,697,913
			2,558,663
Airlines - 0.2%
American Airlines Group, Inc. 6.5% 7/1/25		2,500,000	2,705,000
JetBlue Airways Corp. 0.5% 4/1/26		3,200,000	2,409,600
Southwest Airlines Co. 1.25% 5/1/25		3,976,000	4,968,012
			10,082,612
Construction & Engineering - 0.0%
Granite Construction, Inc. 2.75% 11/1/24		2,166,000	2,410,758

Electrical Equipment - 0.3%
Array Technologies, Inc. 1% 12/1/28 (b)		4,423,000	4,745,879
Bloom Energy Corp. 2.5% 8/15/25		1,901,000	3,226,145
Plug Power, Inc. 3.75% 6/1/25		577,000	3,226,873
Stem, Inc. 0.5% 12/1/28 (b)		3,401,000	2,764,843
Sunrun, Inc. 0% 2/1/26		1,795,000	1,347,148
			15,310,888
Machinery - 0.2%
Chart Industries, Inc. 1% 11/15/24 (b)		816,000	2,699,491
Desktop Metal, Inc. 6% 5/15/27 (b)		550,000	1,072,500
John Bean Technologies Corp. 0.25% 5/15/26		3,544,000	3,198,460
Middleby Corp. 1% 9/1/25		1,940,000	2,406,570
The Greenbrier Companies, Inc. 2.875% 4/15/28		3,190,000	2,730,640
			12,107,661
Professional Services - 0.1%
FTI Consulting, Inc. 2% 8/15/23		970,000	1,552,873
KBR, Inc. 2.5% 11/1/23		1,860,000	3,589,800
Upwork, Inc. 0.25% 8/15/26		109,000	84,500
			5,227,173
Transportation Infrastructure - 0.1%
Seaspan Corp. 3.75% 12/15/25 (b)		2,263,000	2,681,655

TOTAL INDUSTRIALS			55,219,457

INFORMATION TECHNOLOGY - 3.5%
Communications Equipment - 0.1%
Lumentum Holdings, Inc.:
0.25% 3/15/24		1,309,000	1,879,070
0.5% 12/15/26		1,359,000	1,426,950
0.5% 6/15/28(b)		90,000	80,280
			3,386,300
Electronic Equipment & Components - 0.0%
Insight Enterprises, Inc. 0.75% 2/15/25		1,766,000	2,451,208
Par Technology Corp.:
1.5% 10/15/27		73,000	57,808
2.875% 4/15/26		750,000	826,501
			3,335,517
IT Services - 0.8%
Affirm Holdings, Inc. 0% 11/15/26 (b)		3,990,000	2,520,714
Akamai Technologies, Inc.:
0.125% 5/1/25		4,695,000	5,141,025
0.375% 9/1/27		3,942,000	3,955,797
BigCommerce Holdings, Inc. 0.25% 10/1/26 (b)		4,257,000	3,127,876
Block, Inc.:
0% 5/1/26		1,886,000	1,557,836
0.125% 3/1/25		1,469,000	1,452,474
0.25% 11/1/27		1,032,000	796,797
0.5% 5/15/23		1,156,000	1,285,666
Cloudflare, Inc.:
0% 8/15/26(b)		64,000	52,239
0.75% 5/15/25		668,000	1,197,808
Digitalocean Holdings, Inc. 0% 12/1/26 (b)		2,221,000	1,701,669
Fastly, Inc. 0% 3/15/26		4,682,000	3,469,362
MongoDB, Inc. 0.25% 1/15/26		2,419,000	3,978,046
Okta, Inc.:
0.125% 9/1/25		2,536,000	2,302,688
0.375% 6/15/26		2,171,000	1,830,153
Perficient, Inc. 0.125% 11/15/26 (b)		1,910,000	1,527,045
Repay Holdings Corp. 0% 2/1/26 (b)		977,000	739,401
Shift4 Payments, Inc. 0% 12/15/25		119,000	107,398
Shopify, Inc. 0.125% 11/1/25		1,400,000	1,191,400
Wix.com Ltd. 0% 8/15/25		2,557,000	2,147,880
			40,083,274
Semiconductors & Semiconductor Equipment - 0.4%
Camtek Ltd. 0% 12/1/26 (b)		600,000	491,100
Enphase Energy, Inc.:
0% 3/1/26		100,000	117,900
0% 3/1/28		100,000	122,850
0.25% 3/1/25		791,000	2,786,693
onsemi:
0% 5/1/27		3,073,000	4,400,536
1.625% 10/15/23		1,421,000	4,724,825
SMART Global Holdings, Inc. 2.25% 2/15/26		100,000	111,700
SolarEdge Technologies, Inc. 0% 9/15/25		2,415,000	2,954,753
Veeco Instruments, Inc. 3.75% 6/1/27		90,000	153,180
Wolfspeed, Inc.:
0.25% 2/15/28(b)		810,000	917,325
1.75% 5/1/26		1,205,000	2,978,158
			19,759,020
Software - 2.2%
8x8, Inc. 0.5% 2/1/24		1,973,000	1,657,501
Altair Engineering, Inc. 0.25% 6/1/24		1,265,000	1,545,830
Avalara, Inc. 0.25% 8/1/26		1,550,000	1,490,325
Bentley Systems, Inc. 0.125% 1/15/26		100,000	90,754
Bill.Com Holdings, Inc.:
0% 12/1/25		1,220,000	1,516,460
0% 4/1/27(b)		81,000	68,901
BlackLine, Inc.:
0% 3/15/26		2,050,000	1,744,550
0.125% 8/1/24		1,486,000	1,661,215
Box, Inc. 0% 1/15/26		3,157,000	3,633,707
Cerence, Inc. 3% 6/1/25		559,000	516,296
Ceridian HCM Holding, Inc. 0.25% 3/15/26		3,101,000	2,621,896
Confluent, Inc. 0% 1/15/27 (b)		2,372,000	1,771,884
Coupa Software, Inc.:
0.125% 6/15/25		3,793,000	3,212,671
0.375% 6/15/26		6,894,000	5,432,472
CyberArk Software Ltd. 0% 11/15/24		1,858,000	2,086,024
Datadog, Inc. 0.125% 6/15/25		1,316,000	1,759,388
DocuSign, Inc. 0% 1/15/24		2,328,000	2,180,172
Dropbox, Inc.:
0% 3/1/26		797,000	718,097
0% 3/1/28		811,000	716,721
Dye & Durham Ltd. 3.75% 3/1/26 (b)(c)	CAD	1,490,000	882,076
Everbridge, Inc.:
0% 3/15/26		2,317,000	2,055,464
0.125% 12/15/24		1,106,000	1,028,878
Five9, Inc. 0.5% 6/1/25		2,560,000	2,593,280
Guidewire Software, Inc. 1.25% 3/15/25		1,087,000	1,026,672
HubSpot, Inc. 0.375% 6/1/25		1,690,000	2,310,230
InterDigital, Inc. 3.5% 6/1/27 (b)		100,000	95,300
LivePerson, Inc.:
0% 12/15/26		6,680,000	4,684,727
0.75% 3/1/24		1,765,000	1,627,330
Mandiant, Inc.:
0.875% 6/1/24		2,257,000	2,531,226
1.625% 6/1/35		1,544,000	1,535,481
New Relic, Inc. 0.5% 5/1/23		1,791,000	1,750,955
Nutanix, Inc. 0% 1/15/23		318,000	312,435
Pagerduty, Inc. 1.25% 7/1/25		645,000	640,808
Palo Alto Networks, Inc.:
0.375% 6/1/25		5,298,000	10,055,604
0.75% 7/1/23		4,471,000	9,375,687
Pegasystems, Inc. 0.75% 3/1/25		653,000	538,317
Progress Software Corp. 1% 4/15/26		2,055,000	2,071,440
Q2 Holdings, Inc. 0.75% 6/1/26		1,720,000	1,459,420
Rapid7, Inc.:
0.25% 3/15/27		2,275,000	1,956,500
2.25% 5/1/25		2,439,000	2,825,582
RingCentral, Inc.:
0% 3/1/25		2,104,000	1,773,935
0% 3/15/26		3,482,000	2,722,924
SailPoint Technologies Holding, Inc. 0.125% 9/15/24		43,000	99,588
Splunk, Inc.:
0.5% 9/15/23		1,102,000	1,068,940
1.125% 9/15/25		2,760,000	2,624,760
1.125% 6/15/27		1,202,000	1,008,178
Tyler Technologies, Inc. 0.25% 3/15/26		3,165,000	3,152,340
Unity Software, Inc. 0% 11/15/26 (b)		2,589,000	1,954,695
Varonis Systems, Inc. 1.25% 8/15/25		2,075,000	2,338,525
Verint Systems, Inc. 0.25% 4/15/26		762,000	746,760
Veritone, Inc. 1.75% 11/15/26 (b)		1,164,000	767,097
Workday, Inc. 0.25% 10/1/22		3,015,000	3,366,248
Workiva, Inc. 1.125% 8/15/26		2,245,000	2,460,520
Zendesk, Inc. 0.625% 6/15/25		3,384,000	3,311,244
Zscaler, Inc. 0.125% 7/1/25		2,124,000	2,666,682
			115,844,712
TOTAL INFORMATION TECHNOLOGY			182,408,823

MATERIALS - 0.2%
Chemicals - 0.1%
Amyris, Inc. 1.5% 11/15/26 (b)		2,470,000	1,265,990
Danimer Scientific, Inc. 3.25% 12/15/26 (b)		110,000	70,274
Livent Corp. 4.125% 7/15/25		522,000	1,966,113
			3,302,377
Metals & Mining - 0.1%
ATI, Inc. 3.5% 6/15/25		60,000	121,770
MP Materials Corp. 0.25% 4/1/26 (b)		1,559,000	1,620,386
SSR Mining, Inc. 2.5% 4/1/39		2,061,000	2,142,410
United States Steel Corp. 5% 11/1/26		728,000	1,355,536
			5,240,102
TOTAL MATERIALS			8,542,479

REAL ESTATE - 0.3%
Equity Real Estate Investment Trusts (REITs) - 0.3%
Pebblebrook Hotel Trust 1.75% 12/15/26		2,420,000	2,290,362
Porch Group, Inc. 0.75% 9/15/26 (b)		7,582,000	4,234,547
Summit Hotel Properties, Inc. 1.5% 2/15/26		2,987,000	2,650,963
Uniti Fiber Holdings, Inc. 4% 6/15/24 (b)		3,116,000	3,244,535
			12,420,407
Real Estate Management & Development - 0.0%
Opendoor Technologies, Inc. 0.25% 8/15/26 (b)		1,141,000	719,367
Realogy Group LLC/Realogy Co-Issuer Corp. 0.25% 6/15/26		84,000	63,504
Redfin Corp.:
0% 10/15/25		692,000	439,611
0.5% 4/1/27		1,255,000	631,298
Zillow Group, Inc. 2.75% 5/15/25		67,000	64,990
			1,918,770
TOTAL REAL ESTATE			14,339,177

UTILITIES - 0.1%
Electric Utilities - 0.0%
NRG Energy, Inc. 2.75% 6/1/48		1,399,000	1,569,678

Independent Power and Renewable Electricity Producers - 0.1%
NextEra Energy Partners LP 0% 6/15/24 (b)		80,000	80,400
Ormat Technologies, Inc. 2.5% 7/15/27 (b)		690,000	832,140
Sunnova Energy International, Inc.:
0.25% 12/1/26		80,000	73,960
2.625% 2/15/28(b)		2,510,000	2,466,075
			3,452,575
TOTAL UTILITIES			5,022,253

TOTAL CONVERTIBLE BONDS			487,055,611
Nonconvertible Bonds - 0.7%
COMMUNICATION SERVICES - 0.1%
Media - 0.1%
Gannett Holdings LLC 6% 11/1/26 (b)		4,965,000	3,872,700

CONSUMER DISCRETIONARY - 0.0%
Auto Components - 0.0%
Luminar Technologies, Inc. 1.25% 12/15/26 (b)		100,000	68,450

CONSUMER STAPLES - 0.1%
Food & Staples Retailing - 0.0%
Albertsons Companies LLC/Safeway, Inc./New Albertson's, Inc./Albertson's LLC:
3.5% 3/15/29(b)		300,000	246,540
4.875% 2/15/30(b)		1,080,000	945,810
			1,192,350
Tobacco - 0.1%
Turning Point Brands, Inc. 5.625% 2/15/26 (b)		3,415,000	3,030,237

TOTAL CONSUMER STAPLES			4,222,587

ENERGY - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
Calumet Specialty Products Partners LP/Calumet Finance Corp. 11% 4/15/25 (b)		4,010,000	4,199,352
DCP Midstream Operating LP 5.85% 5/21/43 (b)(d)		1,000,000	974,400
SFL Corp. Ltd. 7.25% 5/12/26 (b)		1,300,000	1,265,875
			6,439,627
FINANCIALS - 0.3%
Banks - 0.0%
JPMorgan Chase & Co. 3 month U.S. LIBOR + 1.000% 3.9051% 5/15/77 (d)(e)		4,500,000	3,532,500

Diversified Financial Services - 0.2%
ILFC E-Capital Trust I 3 month U.S. LIBOR + 1.550% 4.85% 12/21/65 (b)(d)(e)		14,050,000	9,975,500

Insurance - 0.1%
MetLife, Inc. 6.4% 12/15/66 (d)		5,000,000	5,123,796

TOTAL FINANCIALS			18,631,796

UTILITIES - 0.1%
Electric Utilities - 0.0%
Southern Co. 4% 1/15/51 (d)		1,800,000	1,666,692

Multi-Utilities - 0.1%
CMS Energy Corp. 4.75% 6/1/50 (d)		2,000,000	1,835,000
Sempra Energy 4.125% 4/1/52 (d)		1,250,000	1,050,234
			2,885,234
TOTAL UTILITIES			4,551,926

TOTAL NONCONVERTIBLE BONDS			37,787,086
TOTAL CORPORATE BONDS (Cost $536,175,010)			524,842,697

Common Stocks - 53.2%
	Shares	Value ($)
COMMUNICATION SERVICES - 3.7%
Diversified Telecommunication Services - 1.5%
AT&T, Inc.	1,513,100	26,539,774
Cellnex Telecom SA (b)	29,242	1,138,763
Helios Towers PLC (f)	69,039	99,612
Verizon Communications, Inc.	1,212,819	50,707,962
		78,486,111
Entertainment - 0.1%
Activision Blizzard, Inc.	36,800	2,888,432
Media - 1.5%
Charter Communications, Inc. Class A (f)	619	255,418
Comcast Corp. Class A	1,703,412	61,646,480
Gannett Co., Inc. (f)	1,126,063	2,612,466
Interpublic Group of Companies, Inc.	284,400	7,860,816
Shaw Communications, Inc. Class B	308,826	7,919,640
		80,294,820
Wireless Telecommunication Services - 0.6%
T-Mobile U.S., Inc. (f)	195,954	28,209,538
TOTAL COMMUNICATION SERVICES		189,878,901
CONSUMER DISCRETIONARY - 2.5%
Diversified Consumer Services - 0.2%
H&R Block, Inc.	179,600	8,082,000
Hotels, Restaurants & Leisure - 1.4%
McDonald's Corp.	277,378	69,976,922
Super Group SGHC Ltd. (f)	1,090,695	4,515,477
		74,492,399
Multiline Retail - 0.5%
Dollar Tree, Inc. (f)	39,400	5,345,792
Target Corp.	132,000	21,164,880
		26,510,672
Specialty Retail - 0.3%
Best Buy Co., Inc.	93,000	6,574,170
Burlington Stores, Inc. (f)	15,000	2,102,850
TJX Companies, Inc.	149,200	9,302,620
		17,979,640
Textiles, Apparel & Luxury Goods - 0.1%
Columbia Sportswear Co.	53,700	3,825,588
TOTAL CONSUMER DISCRETIONARY		130,890,299
CONSUMER STAPLES - 9.6%
Beverages - 4.4%
Diageo PLC	304,838	13,244,112
Keurig Dr. Pepper, Inc.	757,852	28,889,318
PepsiCo, Inc.	476,120	82,021,192
The Coca-Cola Co.	1,728,947	106,693,319
		230,847,941
Food & Staples Retailing - 1.0%
Albertsons Companies, Inc.	215,400	5,925,654
Alimentation Couche-Tard, Inc. Class A (multi-vtg.)	94,200	4,048,158
BJ's Wholesale Club Holdings, Inc. (f)	165,600	12,335,544
Costco Wholesale Corp.	10,300	5,377,630
Walmart, Inc.	169,500	22,467,225
		50,154,211
Food Products - 1.0%
Bunge Ltd.	53,100	5,265,927
Mondelez International, Inc.	591,814	36,609,614
Nestle SA (Reg. S)	78,334	9,166,878
		51,042,419
Household Products - 2.3%
Procter & Gamble Co.	851,960	117,519,337
Personal Products - 0.1%
Unilever PLC	157,500	7,144,566
Tobacco - 0.8%
Philip Morris International, Inc.	461,900	44,106,831
TOTAL CONSUMER STAPLES		500,815,305
ENERGY - 4.3%
Energy Equipment & Services - 0.0%
Tenaris SA sponsored ADR	45,041	1,230,520
Oil, Gas & Consumable Fuels - 4.3%
Antero Resources Corp. (f)	107,249	4,298,540
Canadian Natural Resources Ltd.	127,038	6,964,431
Canadian Natural Resources Ltd.	18,791	1,029,935
Cenovus Energy, Inc.	183,631	3,444,918
Cheniere Energy, Inc.	32,804	5,254,545
ConocoPhillips Co.	101,188	11,075,027
DCP Midstream Partners LP	178,119	6,772,084
DHT Holdings, Inc.	3,164,055	24,711,270
DT Midstream, Inc.	4,295	237,127
Energy Transfer LP	903,996	10,585,793
Enterprise Products Partners LP	5,261	138,470
Enviva, Inc.	29,175	2,028,246
Equitrans Midstream Corp.	52,399	485,739
Euronav NV (g)	910,600	14,788,144
Exxon Mobil Corp.	310,306	29,662,151
Genesis Energy LP	460,670	5,334,559
Golar LNG Ltd. (f)	12,324	336,075
Hess Corp.	18,000	2,174,040
Imperial Oil Ltd.	373,431	18,328,216
MEG Energy Corp. (f)	162,454	2,271,029
MPLX LP	69,766	2,275,767
Occidental Petroleum Corp.	27,997	1,987,787
ONEOK, Inc.	7,984	488,860
PDC Energy, Inc.	36,544	2,481,703
Phillips 66 Co.	108,924	9,744,341
Plains All American Pipeline LP	644,068	7,567,799
Scorpio Tankers, Inc.	144,600	6,015,360
Suncor Energy, Inc. (g)	437,834	14,164,973
Targa Resources Corp.	106,969	7,298,495
The Williams Companies, Inc.	27,120	922,894
Valero Energy Corp.	90,838	10,638,947
Western Midstream Partners LP	348,259	9,789,560
		223,296,825
TOTAL ENERGY		224,527,345
FINANCIALS - 5.7%
Banks - 2.5%
Bank of America Corp.	817,345	27,470,965
Huntington Bancshares, Inc.	890,652	11,934,737
JPMorgan Chase & Co.	139,600	15,876,708
M&T Bank Corp.	120,057	21,823,961
PNC Financial Services Group, Inc.	202,802	32,042,716
Wells Fargo & Co.	435,012	19,014,375
		128,163,462
Capital Markets - 0.9%
BlackRock, Inc. Class A	74,011	49,320,190
Consumer Finance - 0.3%
Capital One Financial Corp.	162,090	17,152,364
Insurance - 2.0%
American Financial Group, Inc.	79,200	10,112,256
Chubb Ltd.	184,436	34,867,626
Hartford Financial Services Group, Inc.	230,836	14,845,063
Marsh & McLennan Companies, Inc.	34,800	5,615,676
The Travelers Companies, Inc.	237,692	38,420,535
		103,861,156
TOTAL FINANCIALS		298,497,172
HEALTH CARE - 11.0%
Biotechnology - 3.1%
AbbVie, Inc.	662,637	89,098,171
Amgen, Inc.	308,600	74,156,580
		163,254,751
Health Care Providers & Services - 0.7%
UnitedHealth Group, Inc.	65,904	34,225,924
Health Care Technology - 0.0%
Change Healthcare, Inc. (f)	70,512	1,732,480
Life Sciences Tools & Services - 0.7%
Danaher Corp.	128,270	34,621,356
Pharmaceuticals - 6.5%
AstraZeneca PLC sponsored ADR	463,524	28,914,627
Bristol-Myers Squibb Co.	1,192,871	80,411,434
Eli Lilly & Co.	124,033	37,362,461
Johnson & Johnson	388,920	62,748,353
Merck & Co., Inc.	872,181	74,449,370
Roche Holding AG (participation certificate)	79,353	25,570,841
Royalty Pharma PLC	193,500	8,090,235
Sanofi SA sponsored ADR	553,500	22,710,105
		340,257,426
TOTAL HEALTH CARE		574,091,937
INDUSTRIALS - 5.5%
Aerospace & Defense - 1.7%
Huntington Ingalls Industries, Inc.	59,694	13,745,140
Lockheed Martin Corp.	88,700	37,263,757
Northrop Grumman Corp.	56,502	27,007,391
The Boeing Co. (f)	59,499	9,534,715
		87,551,003
Air Freight & Logistics - 1.1%
United Parcel Service, Inc. Class B	304,029	59,136,681
Building Products - 0.3%
Johnson Controls International PLC	297,590	16,111,523
Commercial Services & Supplies - 0.2%
GFL Environmental, Inc.	14,454	406,157
Republic Services, Inc.	4,220	602,278
Waste Connections, Inc. (United States)	6,891	959,089
Waste Management, Inc.	49,546	8,374,760
		10,342,284
Construction & Engineering - 0.0%
Ferrovial SA	17,130	430,026
VINCI SA	4,012	370,121
		800,147
Electrical Equipment - 1.2%
AMETEK, Inc.	43,700	5,250,992
Babcock & Wilcox Enterprises, Inc. (f)	1,520,280	12,131,834
Eaton Corp. PLC	313,603	42,850,714
		60,233,540
Industrial Conglomerates - 0.4%
General Electric Co.	126,975	9,325,044
Hitachi Ltd.	125,300	6,260,249
Siemens AG	45,800	4,639,269
		20,224,562
Machinery - 0.1%
ITT, Inc.	90,200	6,542,206
Professional Services - 0.1%
KBR, Inc.	83,000	4,008,900
Road & Rail - 0.0%
Union Pacific Corp.	921	206,774
Trading Companies & Distributors - 0.1%
Watsco, Inc.	20,356	5,537,443
Transportation Infrastructure - 0.3%
Aena SME SA (b)(f)	94,777	11,640,672
Aeroports de Paris SA (f)	3,194	439,263
Flughafen Zuerich AG (f)	2,591	437,356
Getlink SE	67,865	1,281,496
Grupo Aeroportuario del Pacifico S.A.B. de CV sponsored ADR	4,602	656,107
Grupo Aeroportuario Norte S.A.B. de CV ADR (g)	12,860	672,192
Transurban Group unit	183,711	1,742,953
		16,870,039
TOTAL INDUSTRIALS		287,565,102
INFORMATION TECHNOLOGY - 5.0%
Communications Equipment - 1.5%
Cisco Systems, Inc.	1,742,780	77,937,122
IT Services - 0.8%
Accenture PLC Class A	32,302	9,317,835
Amdocs Ltd.	156,539	13,379,388
Capgemini SA	36,600	6,363,142
Paychex, Inc.	44,300	5,463,962
Visa, Inc. Class A	28,700	5,702,977
		40,227,304
Semiconductors & Semiconductor Equipment - 0.8%
NXP Semiconductors NV	116,600	19,190,028
Taiwan Semiconductor Manufacturing Co. Ltd. sponsored ADR	293,207	24,438,803
		43,628,831
Software - 1.1%
Microsoft Corp.	131,467	34,374,676
NortonLifeLock, Inc.	311,700	7,041,303
Open Text Corp.	334,826	10,546,885
Roper Technologies, Inc.	12,900	5,193,282
		57,156,146
Technology Hardware, Storage & Peripherals - 0.8%
Apple, Inc.	43,741	6,876,960
FUJIFILM Holdings Corp.	60,100	3,051,085
Samsung Electronics Co. Ltd.	518,953	22,899,197
Seagate Technology Holdings PLC	121,900	8,162,424
		40,989,666
TOTAL INFORMATION TECHNOLOGY		259,939,069
MATERIALS - 1.5%
Chemicals - 0.6%
Linde PLC	94,818	26,820,219
Nutrien Ltd.	74,976	6,883,052
		33,703,271
Containers & Packaging - 0.5%
Ball Corp.	101,600	5,670,296
Crown Holdings, Inc.	212,932	19,289,510
		24,959,806
Metals & Mining - 0.4%
Agnico Eagle Mines Ltd. (United States) (g)	81,800	3,370,978
Freeport-McMoRan, Inc.	340,500	10,078,800
Newmont Corp.	81,600	3,374,976
Wheaton Precious Metals Corp.	113,700	3,470,692
		20,295,446
TOTAL MATERIALS		78,958,523
REAL ESTATE - 0.5%
Equity Real Estate Investment Trusts (REITs) - 0.5%
American Tower Corp.	48,515	12,325,236
ARGAN SA	1,143	104,758
Crown Castle International Corp.	2,821	481,911
Digital Realty Trust, Inc.	1,964	242,809
Equinix, Inc.	636	418,087
Lamar Advertising Co. Class A	130,868	12,287,197
Prologis (REIT), Inc.	1,189	148,042
SBA Communications Corp. Class A	1,313	427,053
Warehouses de Pauw	1,891	57,733
		26,492,826
UTILITIES - 3.9%
Electric Utilities - 2.4%
Constellation Energy Corp.	55,239	4,506,950
Enel SpA	89,479	420,468
Exelon Corp.	282,262	12,394,124
Iberdrola SA	85,798	893,303
NextEra Energy, Inc.	925,879	78,755,268
ORSTED A/S (b)	5,803	566,387
PG&E Corp. (f)	221,000	2,724,930
Xcel Energy, Inc.	307,026	22,796,681
		123,058,111
Independent Power and Renewable Electricity Producers - 0.2%
Brookfield Renewable Partners LP	8,211	305,531
EDP Renovaveis SA	18,155	440,978
NextEra Energy Partners LP	5,811	477,025
RWE AG	14,407	551,334
The AES Corp.	13,577	345,535
Vistra Corp.	388,000	9,603,000
		11,723,403
Multi-Utilities - 1.3%
Ameren Corp.	215,605	19,969,335
Dominion Energy, Inc.	395,804	32,376,767
Engie SA	20,539	243,944
WEC Energy Group, Inc.	158,831	16,381,829
		68,971,875
TOTAL UTILITIES		203,753,389
TOTAL COMMON STOCKS (Cost $2,140,200,833)		2,775,409,868

Preferred Stocks - 10.0%
	Shares	Value ($)
Convertible Preferred Stocks - 1.8%
COMMUNICATION SERVICES - 0.2%
Media - 0.0%
Paramount Global Series A 5.75%	38,670	1,481,353

Wireless Telecommunication Services - 0.2%
T-Mobile U.S., Inc. 5.25% (b)(f)	7,550	8,996,429

TOTAL COMMUNICATION SERVICES		10,477,782

CONSUMER DISCRETIONARY - 0.1%
Auto Components - 0.1%
Aptiv PLC Series A, 5.50%	23,400	2,540,245

Internet & Direct Marketing Retail - 0.0%
Chewy, Inc. 6.50% (b)	1,750	1,485,750

TOTAL CONSUMER DISCRETIONARY		4,025,995

FINANCIALS - 0.5%
Banks - 0.5%
Bank of America Corp. 7.25%	9,965	12,222,969
Wells Fargo & Co. 7.50%	11,045	13,751,025
		25,973,994
Capital Markets - 0.0%
KKR & Co. LP Series C, 6.00%	29,300	1,829,785

TOTAL FINANCIALS		27,803,779

HEALTH CARE - 0.3%
Health Care Equipment & Supplies - 0.1%
Becton, Dickinson & Co. 6.50%	38,500	1,932,700
Boston Scientific Corp. Series A, 5.50%	31,800	3,354,165
		5,286,865
Life Sciences Tools & Services - 0.2%
Danaher Corp. Series B, 5.00%	5,460	7,672,205

TOTAL HEALTH CARE		12,959,070

INDUSTRIALS - 0.2%
Construction & Engineering - 0.1%
Fluor Corp. 6.50%	3,700	4,863,169

Machinery - 0.1%
RBC Bearings, Inc.	28,400	3,351,768

Professional Services - 0.0%
Clarivate Analytics PLC 5.00%	53,800	2,673,322

TOTAL INDUSTRIALS		10,888,259

INFORMATION TECHNOLOGY - 0.0%
IT Services - 0.0%
Sabre Corp. Series A, 6.50%	700	66,430

MATERIALS - 0.0%
Metals & Mining - 0.0%
ArcelorMittal SA 5.50%	39,200	2,211,272

UTILITIES - 0.5%
Electric Utilities - 0.4%
American Electric Power Co., Inc. 6.125%	36,200	1,978,692
NextEra Energy, Inc.:
5.279%	130,400	6,769,064
6.219%	108,600	5,679,780
PG&E Corp.	44,500	5,061,747
		19,489,283
Gas Utilities - 0.0%
UGI Corp. 7.125%	32,400	2,935,764

Independent Power and Renewable Electricity Producers - 0.1%
The AES Corp. 6.875%	45,700	4,434,271

Multi-Utilities - 0.0%
NiSource, Inc. 7.75%	800	90,112

TOTAL UTILITIES		26,949,430

TOTAL CONVERTIBLE PREFERRED STOCKS		95,382,017
Nonconvertible Preferred Stocks - 8.2%
COMMUNICATION SERVICES - 0.3%
Diversified Telecommunication Services - 0.3%
AT&T, Inc.:
4.75%	160,000	3,096,000
5.125%	85,000	1,795,200
5.35%	200,000	4,880,000
BCE, Inc.:
2.954%(d)	72,900	867,573
Series AM, Canadian Government Bond 5 Year Note Index + 2.090% 2.939%(d)(e)	69,200	836,185
Series R	67,600	815,307
		12,290,265
Wireless Telecommunication Services - 0.0%
U.S. Cellular Corp. 6.25%	50,000	1,085,000

TOTAL COMMUNICATION SERVICES		13,375,265

CONSUMER DISCRETIONARY - 0.0%
Leisure Products - 0.0%
Brunswick Corp.:
6.50%	35,002	881,700
6.625%	4,977	130,547
		1,012,247
Textiles, Apparel & Luxury Goods - 0.0%
Fossil Group, Inc. 7.00%	65,400	1,177,200

TOTAL CONSUMER DISCRETIONARY		2,189,447

ENERGY - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
Enbridge, Inc.:
Series F, Canadian Government Bond 5 Year Note Index + 2.510% 4.689%(d)(e)	11,949	170,499
Series L, 5 year U.S. Treasury Index + 3.150% 4.959%(d)(e)	17,800	396,050
Energy Transfer LP Series C, 7.375% (d)	60,000	1,308,000
Global Partners LP Series B, 9.50%	60,000	1,530,600
TC Energy Corp. Canadian Government Bond 5 Year Note Index + 2.380% 3.903% (d)(e)	7,600	105,318
		3,510,467
FINANCIALS - 6.1%
Banks - 4.1%
Bank of America Corp.:
4.25%	400,000	7,424,000
4.375%	335,200	6,529,696
4.75%	100,000	2,046,000
5.00%	404,100	8,914,446
Series GG, 6.00%	350,000	8,758,750
Series HH, 5.875%	205,744	5,160,060
Series KK, 5.375%	430,400	10,114,400
Series PP, 4.125%	285,000	5,238,300
Bank of Hawaii Corp. Series A, 4.625%	60,000	1,146,600
Cullen/Frost Bankers, Inc. Series B 4.45%	50,000	1,031,310
First Citizens Bancshares, Inc.	100,000	2,216,000
First Citizens Bancshares, Inc. Series C	150,900	3,369,597
First Republic Bank:
4.125%	150,000	2,656,500
4.50%	220,000	4,191,000
5.125%	53,602	1,187,820
Series J, 4.70%	110,000	2,216,500
Series L, 4.375%	225,000	4,100,648
Series M, 4.00%	225,000	3,869,010
First Tennessee Bank NA 3 month U.S. LIBOR + 0.850% 3.75% (b)(d)(e)	12,500	10,156,250
JPMorgan Chase & Co.:
4.55%	553,400	11,001,592
4.625%	550,000	11,000,000
4.75%	200,000	4,352,000
Series DD, 5.75%	434,100	10,756,998
Series EE, 6.00%	250,000	6,322,500
Series MM, 4.20%	511,400	9,445,558
PNC Financial Services Group, Inc. Series P, 6.125% (d)(e)	145,086	3,661,971
Truist Financial Corp.:
4.75%	255,000	5,138,250
Series O, 5.25%	39,000	905,190
U.S. Bancorp:
4.50%	105,000	2,089,500
Series K, 5.50%	66,000	1,584,000
Series L, 3.75%	25,000	429,250
Series M, 4.00%	200,000	3,602,000
Wells Fargo & Co.:
4.25%	390,000	7,090,200
4.70%	375,000	7,353,750
5.85%(d)	478,751	11,518,749
6.625%(d)	200,000	5,064,000
Series CC, 4.375%	325,000	5,976,750
Series Y, 5.625%	215,000	5,104,100
Series Z, 4.75%	638,900	12,643,831
		215,367,076
Capital Markets - 0.8%
B. Riley Financial, Inc.:
5.00%	80,000	1,800,000
5.25%	57,400	1,220,324
6.375%	53,300	1,307,561
6.50%	15,600	378,882
Brookfield Asset Management, Inc.:
Canadian Government Bond 5 Year Note Index + 1.800% 2.727%(d)(e)	800	11,056
Canadian Government Bond 5 Year Note Index + 2.310% 3.471%(d)(e)	1,600	20,430
Charles Schwab Corp.:
4.45%	225,000	4,612,500
5.95%	28,000	700,000
Morgan Stanley:
6.875%(d)	100,000	2,548,000
Series E, 7.125%(d)	25,000	640,250
Series I, 6.375%(d)	30,000	764,400
Series K, 5.85%(d)	330,000	8,193,900
Series L, 4.875%	125,000	2,623,750
Series O, 4.50%	405,000	7,488,450
Northern Trust Corp. Series E, 4.70%	125,000	2,721,250
Oaktree Capital Group LLC:
6.55%	80,300	1,947,275
Series A, 6.625%	58,669	1,419,790
State Street Corp.:
Series D, 5.90%(d)	60,700	1,498,076
Series G, 5.35%(d)	20,000	496,400
Stifel Financial Corp.:
5.20%	5,000	110,300
Series D, 4.50%	27,900	502,479
		41,005,073
Consumer Finance - 0.1%
Capital One Financial Corp. Series J, 5.00%	93,523	1,795,642

Diversified Financial Services - 0.1%
Apollo Global Management LLC:
6.375%	54,971	1,344,591
Series B, 6.375%	30,000	728,100
Carlyle Finance LLC 4.625%	145,000	2,653,500
Equitable Holdings, Inc.:
4.30%	26,000	484,120
Series A 5.25%	52,500	1,129,800
		6,340,111
Insurance - 1.0%
Allstate Corp.:
5.10%	375,000	8,319,938
Series G, 5.625%	155,000	3,799,050
Series I, 4.75%	100,000	2,107,000
Athene Holding Ltd.:
Series A, 6.35%(d)	135,000	3,302,100
Series B, 5.625%	111,000	2,442,000
Series C, 6.375%(d)	185,500	4,739,525
Series D, 4.875%	340,000	6,388,600
Hartford Financial Services Group, Inc. Series G, 6.00%	60,000	1,500,000
MetLife, Inc.:
5.625%	115,000	2,823,250
Series F 4.75%	310,600	6,671,657
Power Financial Corp. BK CDA TREASURY BIL 3 MTH INDX + 1.600% 1.77% (d)(e)	23,400	285,073
Prudential Financial, Inc. 4.125%	75,000	1,542,000
RenaissanceRe Holdings Ltd. Series G, 4.20%	40,000	692,400
W.R. Berkley Corp.:
4.125%	80,000	1,466,400
4.25%	80,000	1,494,400
5.10%	125,000	2,721,250
5.70%	39,071	908,401
		51,203,044
Mortgage Real Estate Investment Trusts - 0.0%
KKR Real Estate Finance Trust, Inc. 6.50%	40,000	872,000
TPG RE Finance Trust, Inc. Series C, 6.25%	10,000	187,500
Two Harbors Investment Corp. Series C, 7.25% (d)	20,000	423,800
		1,483,300
Real Estate Management & Development - 0.0%
Brookfield Properties Corp.:
Canadian Government Bond 5 Year Note Index + 3.000% 4.161%(d)(e)	33,900	428,219
Canadian Government Bond 5 Year Note Index + 3.160% 5.383%(d)(e)	6,700	98,254
Series EE, 5.10%(d)	8,200	131,115
Series R, Canadian Government Bond 5 Year Note Index + 3.480% 4.155%(d)(e)	18,800	244,635
		902,223
TOTAL FINANCIALS		318,096,469

INDUSTRIALS - 0.3%
Aerospace & Defense - 0.0%
Bombardier, Inc. Series 3, 3.983%	123,400	1,972,183

Commercial Services & Supplies - 0.0%
Pitney Bowes, Inc. 6.70%	9,500	190,855

Electrical Equipment - 0.3%
Babcock & Wilcox Enterprises, Inc.:
6.50%	69,087	1,616,636
8.125%	303,980	7,604,637
Series A, 7.75%	148,000	3,484,512
		12,705,785
TOTAL INDUSTRIALS		14,868,823

REAL ESTATE - 0.5%
Equity Real Estate Investment Trusts (REITs) - 0.5%
Pebblebrook Hotel Trust:
6.375%	54,000	1,172,880
Series H, 5.70%	9,214	177,370
Public Storage:
3.875%	75,000	1,383,750
3.95%	40,000	726,000
4.00%	140,000	2,602,600
4.00%	160,000	2,984,512
Series F, 5.15%	30,298	735,029
Series G, 5.05%	55,937	1,355,913
Series H, 5.60%	18,060	458,543
Series I, 4.875%	60,000	1,380,600
Series J, 4.70%	65,000	1,430,650
Series K, 4.75%	35,000	763,000
Series L, 4.625%	150,000	3,324,000
Series M, 4.125%	70,000	1,376,900
Series O, 3.90%	35,000	635,600
Series S, 4.10%	50,000	948,500
Summit Hotel Properties, Inc.:
Series E, 6.25%	21,400	415,374
Series F, 5.875%	69,598	1,414,927
Sunstone Hotel Investors, Inc.:
Series H, 6.125%	20,000	454,400
Series I, 5.70%	30,300	642,057
		24,382,605
Real Estate Management & Development - 0.0%
Brookfield Property Partners LP 5.75%	60,800	1,089,536
Digitalbridge Group, Inc. Series I, 7.15%	14,400	340,128
		1,429,664
TOTAL REAL ESTATE		25,812,269

UTILITIES - 0.9%
Electric Utilities - 0.5%
Alabama Power Co. Series A, 5.00%	35,000	870,100
Brookfield Infrastructure Finance ULC 5.00%	40,000	749,600
Duke Energy Corp.:
5.625%	85,000	2,109,700
5.75%	11,800	296,062
Entergy Louisiana LLC 4.875%	20,000	464,200
Entergy New Orleans LLC 5.50%	32,217	792,538
Entergy, Inc.:
4.875%	8,000	185,083
Series A, 5.375%	10,000	251,398
Fortis, Inc. Series G, Canadian Government Bond 5 Year Note Index + 2.130% 3.883% (d)(e)	1,800	25,766
Georgia Power Co. 5.00%	30,000	739,500
NextEra Energy Capital Holdings, Inc. 5.65%	115,000	2,796,513
Southern Co.:
4.20%	235,000	4,500,250
5.25%	186,487	4,395,499
Series A, 4.95%	325,000	7,107,750
		25,283,959
Independent Power and Renewable Electricity Producers - 0.0%
Brookfield Renewable Partners LP 5.25%	125,000	2,531,250

Multi-Utilities - 0.4%
Brookfield Infrastructure Partners LP:
5.125%	53,000	967,780
Class A 5.00%	59,100	1,066,755
CMS Energy Corp.:
5.625%	108,258	2,571,128
5.875%	84,330	2,035,726
5.875%	137,943	3,310,632
DTE Energy Co.:
4.375%	65,000	1,238,250
Series E, 5.25%	75,000	1,746,750
Sempra Energy 5.75%	245,459	6,039,519
		18,976,540
TOTAL UTILITIES		46,791,749

TOTAL NONCONVERTIBLE PREFERRED STOCKS		424,644,489
TOTAL PREFERRED STOCKS (Cost $575,496,232)		520,026,506

Equity Funds - 13.9%
	Shares	Value ($)
Fidelity Real Estate Equity Central Fund (h) (Cost $654,217,255)	5,686,614	727,488,560

Preferred Securities - 12.0%
	Principal Amount (a)	Value ($)
ENERGY - 0.2%
Oil, Gas & Consumable Fuels - 0.2%
DCP Midstream Partners LP 7.375% (d)(i)	3,185,000	3,169,075
Enbridge, Inc. 5.75% 7/15/80 (d)	500,000	469,585
Energy Transfer LP:
6.25% (d)(i)	2,270,000	1,895,450
6.75% (d)(i)	500,000	453,235
7.125% (d)(i)	4,000,000	3,639,805
Summit Midstream Partners LP 9.5% (d)(i)	191,000	133,700
		9,760,850
FINANCIALS - 11.3%
Banks - 8.6%
Bank of America Corp.:
4.375% (d)(i)	17,000,000	14,570,190
5.125% (d)(i)	15,500,000	14,839,484
5.2% (d)(i)	24,000,000	22,944,735
5.875% (d)(i)	18,400,000	16,675,000
6.1% (d)(i)	14,920,000	14,780,096
6.125% (d)(i)	16,000,000	15,748,800
6.25% (d)(i)	14,925,000	14,750,785
6.3% (d)(i)	8,000,000	8,150,000
6.5% (d)(i)	11,000,000	11,068,750
Citigroup, Inc.:
3.875% (d)(i)	10,000,000	8,650,000
4% (d)(i)	5,500,000	4,826,250
4.15% (d)(i)	4,815,000	4,079,750
5% (d)(i)	6,550,000	6,092,155
5.35% (d)(i)	5,000,000	4,761,177
5.9% (d)(i)	6,605,000	6,538,950
5.95% (d)(i)	11,750,000	11,259,561
6.3% (d)(i)	6,000,000	5,790,000
CoBank ACB 6.45% (d)(i)	425,000	432,438
Comerica, Inc. 5.625% 12/31/99 (d)(i)	2,000,000	2,004,660
Farm Credit Bank of Texas 5.7% (b)(d)	500,000	478,605
Fifth Third Bancorp 5.1% (d)(i)	1,000,000	915,514
JPMorgan Chase & Co.:
3 month U.S. LIBOR + 3.320% 5.5971% (d)(e)(i)	10,220,000	10,092,250
3.65% (d)(i)	18,500,000	16,048,750
4% (d)(i)	11,000,000	9,402,250
4.6% (d)(i)	23,390,000	20,559,810
4.625% (d)(i)	2,000,000	1,839,900
5% (d)(i)	18,885,000	17,468,625
5.15% (d)(i)	13,265,000	12,595,217
6% (d)(i)	12,000,000	11,736,600
6.1% (d)(i)	21,000,000	20,673,450
6.125% (d)(i)	2,000,000	1,958,898
6.75% (d)(i)	13,250,000	13,330,505
M&T Bank Corp.:
3.5% (d)(i)	3,900,000	3,133,082
5.125% (d)(i)	4,000,000	3,706,587
6.45% 12/31/99 (d)(i)	1,000,000	990,000
PNC Financial Services Group, Inc.:
3 month U.S. LIBOR + 3.670% 6.4603% (d)(e)(i)	3,500,000	3,467,641
3.4% (d)(i)	9,750,000	7,878,000
4.85% (d)(i)	2,290,000	2,120,897
5% (d)(i)	6,030,000	5,520,068
6% (d)(i)	6,000,000	5,835,000
6.2% (d)(i)	1,000,000	984,900
Truist Financial Corp.:
3 month U.S. LIBOR + 3.100% 4.9309% (d)(e)(i)	3,000,000	2,814,803
4.8% (d)(i)	7,000,000	6,502,637
4.95% (d)(i)	4,050,000	3,994,313
5.1% (d)(i)	7,850,000	7,437,875
U.S. Bancorp:
3.7% (d)(i)	7,000,000	5,857,537
5.3% (d)(i)	1,500,000	1,335,000
Wells Fargo & Co.:
3.9% (d)(i)	28,400,000	25,027,500
5.875% (d)(i)	16,000,000	15,919,547
5.9% (d)(i)	20,500,000	19,285,404
		446,873,946
Capital Markets - 1.9%
Bank of New York Mellon Corp.:
3.7% (d)(i)	4,725,000	4,325,889
3.75% (d)(i)	8,500,000	7,160,570
4.625% (d)(i)	8,000,000	7,359,520
4.7% (d)(i)	3,000,000	2,949,120
Charles Schwab Corp.:
3 month U.S. LIBOR + 3.310% 4.8954% (d)(e)(i)	250,000	246,841
3 month U.S. LIBOR + 4.820% 7.6023% (d)(e)(i)	1,000,000	997,859
4% (d)(i)	21,750,000	17,699,063
4% (d)(i)	18,000,000	15,480,000
5% (d)(i)	4,670,000	4,341,515
5.375% (d)(i)	16,750,000	16,645,313
Goldman Sachs Capital II 3 month U.S. LIBOR + 0.760% 4% (d)(e)(i)	4,694,000	3,673,055
Goldman Sachs Group, Inc.:
3.65% (d)(i)	2,250,000	1,823,625
3.8% (d)(i)	4,000,000	3,310,000
4.125% (d)(i)	5,400,000	4,625,370
Morgan Stanley:
5.3% (d)(i)	1,000,000	947,500
5.875% (d)(i)	1,000,000	995,984
Northern Trust Corp. 4.6% (d)(i)	4,285,000	3,954,336
State Street Corp.:
3 month U.S. LIBOR + 3.590% 5.4259% (d)(e)(i)	583,000	577,265
5.625% (d)(i)	5,000,000	4,637,500
		101,750,325
Consumer Finance - 0.6%
Ally Financial, Inc.:
4.7% (d)(i)	13,600,000	11,219,376
4.7% (d)(i)	5,000,000	3,884,159
American Express Co. 3.55% (d)(i)	14,000,000	12,022,500
Capital One Financial Corp. 3.95% (d)(i)	3,000,000	2,547,783
		29,673,818
Diversified Financial Services - 0.0%
Equitable Holdings, Inc. 4.95% (d)(i)	750,000	729,602
Insurance - 0.2%
Allianz SE 3.2% (b)(d)(i)	3,000,000	2,284,881
MetLife, Inc. 3.85% (d)(i)	7,000,000	6,502,315
		8,787,196
TOTAL FINANCIALS		587,814,887
INDUSTRIALS - 0.1%
Industrial Conglomerates - 0.1%
General Electric Co. 3 month U.S. LIBOR + 3.330% 5.1589% (d)(e)(i)	3,630,000	3,433,073
Trading Companies & Distributors - 0.0%
Air Lease Corp. 4.65% (d)(i)	1,000,000	869,359
TOTAL INDUSTRIALS		4,302,432
UTILITIES - 0.4%
Electric Utilities - 0.2%
Duke Energy Corp. 4.875% (d)(i)	3,000,000	2,827,500
Edison International:
5% (d)(i)	4,000,000	3,431,297
5.375% (d)(i)	3,500,000	3,132,500
		9,391,297
Independent Power and Renewable Electricity Producers - 0.0%
Vistra Corp.:
7% (b)(d)(i)	1,500,000	1,383,780
8% (b)(d)(i)	1,750,000	1,675,625
		3,059,405
Multi-Utilities - 0.2%
Dominion Energy, Inc. 4.65% (d)(i)	2,050,000	1,886,000
Sempra Energy 4.875% (d)(i)	7,560,000	7,302,716
		9,188,716
TOTAL UTILITIES		21,639,418
TOTAL PREFERRED SECURITIES (Cost $675,873,351)		623,517,587

Money Market Funds - 0.9%
	Shares	Value ($)
Fidelity Cash Central Fund 2.33% (j)	32,021,943	32,028,348
Fidelity Securities Lending Cash Central Fund 2.34% (j)(k)	13,420,383	13,421,725
TOTAL MONEY MARKET FUNDS (Cost $45,449,491)		45,450,073

TOTAL INVESTMENT IN SECURITIES - 100.1% (Cost $4,627,412,172)	5,216,735,291
NET OTHER ASSETS (LIABILITIES) - (0.1)%	(2,876,028)
NET ASSETS - 100.0%	5,213,859,263

Currency Abbreviations
CAD	-	Canadian dollar

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $159,029,211 or 3.1% of net assets.

(c)	Level 3 security
(d)	Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(e)	Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.
(f)	Non-income producing
(g)	Security or a portion of the security is on loan at period end.
(h)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-PORT and is available upon request or at the SEC's website at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com and/or institutional.fidelity.com, as applicable. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(i)	Security is perpetual in nature with no stated maturity date.
(j)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(k)	Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	%ownership, end of period
Fidelity Cash Central Fund 2.33%	281,528,623	1,167,130,757	1,416,631,032	410,438	945	(945)	32,028,348	0.1%
Fidelity Real Estate Equity Central Fund	973,846,445	75,827,118	200,242,953	11,913,963	15,520,568	(137,462,618)	727,488,560	68.9%
Fidelity Securities Lending Cash Central Fund 2.34%	3,246,875	136,248,850	126,074,000	13,920	-	-	13,421,725	0.0%
Total	1,258,621,943	1,379,206,725	1,742,947,985	12,338,321	15,521,513	(137,463,563)	772,938,633

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities.Corporate Bonds and Preferred Securities are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. For foreign debt securities, when significant market or security specific events arise, valuations may be determined in good faith in accordance with procedures adopted by the Board. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.
The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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